Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2022 USD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 5,262,779	$ 672,481	$ 6,027,651	$ 767,862	$ 10,216,207	$ 1,304,333